Leases - Right of use assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 309,303	$ 281,146	$ 234,380
Additions	53,341	116,903	122,707
Derecognition		(20,271)
Depreciation expense	(65,883)	(68,475)	(75,941)
Ending balance	296,761	309,303	281,146
Aircraft
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	276,916	260,911	210,786
Additions	41,760	98,603	120,747
Derecognition		(20,271)
Depreciation expense	(59,437)	(62,327)	(70,622)
Ending balance	259,239	276,916	260,911
Real estate
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	32,387	20,235	23,594
Additions	11,581	18,300	1,960
Derecognition		0
Depreciation expense	(6,446)	(6,148)	(5,319)
Ending balance	$ 37,522	$ 32,387	$ 20,235